Other current and non-current non-financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other non-financial assets [Abstract]
Disclosure of detailed information about other current and non-current non-financial assets [Text Block]
As of December 31, 2020, and December 31, 2019, the detail of “Other Current and Non-current Assets” is as follows:

Other non-financial assets, current	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Domestic Value Added Tax	18,107	17,807
Foreign Value Added Tax	7,785	8,566
Prepaid mining licenses	1,025	1,244
Prepaid insurance	10,307	7,135
Other prepayments	946	1,423
Refund of Value Added Tax to exporters	14,316	10,560
Other taxes	4,499	3,213
Other assets	414	604
Total	57,399	50,552

Other non-financial assets, non-current	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Exploration and evaluation expenses (1)	17,883	18,654
Guarantee deposits	731	551
Other assets	3,428	524
Total	22,042	19,729

(1)	Reconciliation of changes in assets for exploration and mineral resource evaluation, by type.

Disclosure of reconciliation of changes in assets for exploration and mineral resource evaluation [Text Block]
Movements in assets for the exploration and evaluation of mineral resources as of December 31, 2020, and December 31, 2019:

Conciliation	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$
Opening balance	18,654	26,189	17,721
Change in assets for exploration and evaluation of mineral resources
Additions	-	-	11,298
Short term reclassifications	(526)	(1,311)	1,987
Increase (decrease) due to transfers and other charges	(245)	(6,224)	(4,817)
Total changes	(771)	(7,535)	8,468
Total	17,883	18,654	26,189